OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Total Operating Lease Expenses

As of December 31, 2021, the Company recognized operating lease ROU assets of $4.7 million and total lease liabilities $4.9 million, including a current portion of $1.4 million for operating leases.

	For the year ended December 31, 2021	For the year ended December 31, 2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$1,581	$1,337
Right-of-use assets obtained in exchange of new lease obligations:
Operating leases	$4,734	$1,183
Weighted average remaining lease term
Operating leases	4.0 years	1.3 years
Weighted average discount rate
Operating leases	4.45%	4.53%

Summary of Maturities of Lease liabilities

Maturities of lease liabilities as of December 31, 2021 are as follows:

Amount
(in thousands)
2022	$1,590
2023	1,447
2024	921
2025	921
2026	460
Thereafter	—
Total future lease payments	5,339
Less: Imputed interest	(432)
Total lease liability balance	$4,907